Research and development expenses	12 Months Ended
Dec. 31, 2023
Disclosure Of Detailed Information Research And Development Expenses [Abstract]
Research and development expenses

3. Research and development expenses

	2023	2022	2021
	€	€	€
Personnel expenses (Note 5)	(19,132,307)	(13,334,350)	(7,988,096)
Clinical expenses	(30,690,293)	(27,653,658)	(16,944,557)
Nonclinical expenses	(8,977,187)	(4,853,822)	(3,891,479)
Manufacturing costs	(6,500,986)	(11,181,355)	(6,325,068)
License costs	—	—	(500,000)
Intellectual Property costs	(274,257)	(352,389)	(139,966)
	(65,575,030)	(57,375,574)	(35,789,166)

Development expenses are currently not capitalized but are recorded in the condensed consolidated statements of profit or loss and other comprehensive loss because the recognition criteria for capitalization are not met.

Clinical expenses include costs of conducting and managing our sponsored clinical trials, including clinical investigator cost, costs of clinical sites, and costs for CRO’s assisting with our clinical development programs.

Nonclinical expenses include costs of our outsourced discovery, preclinical and nonclinical development studies.

Manufacturing expenses include costs related to manufacturing of active pharmaceutical ingredients and manufacturing of the products used in our clinical trials and research and development activities.

License costs consist of a milestone payment of €0.5 million during 2021, which was paid to AnalytiCon upon commencement of Phase 2 development.